DEBT OBLIGATIONS, NET	7 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT OBLIGATIONS, NET
4.	DEBT OBLIGATIONS, NET
The table below summarizes outstanding debt obligations of the Company:

	December 31, 2021
(dollars in thousands)	Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available	Net Carrying Value	Average Interest Rate
2031 Notes	6/10/2031	$700,000	$700,000	$—	$684,154	3.13%
2051 Notes	10/7/2051	350,000	350,000	—	337,013	4.13%
Revolving Credit Facility	12/7/2024	640,000	153,000	487,000	153,000	1.86%

Total		$1,690,000	$1,203,000	$487,000	$1,174,167

	December 31, 2020
	Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available	Net Carrying Value	Average Interest Rate
Prior Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.35%
Prior Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.40%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386

Amounts available for the Company’s revolving credit facilities as presented in the tables above are reduced by outstanding letters of credit related to certain leases. Average interest rates exclude the impact of deferred financing costs and undrawn commitment fees.
2031 Notes
On June 10, 2021, the Company, through its indirect subsidiary, Blue Owl Finance LLC, issued $700.0 million aggregate principal amount of 3.125% Senior Notes due 2031 (the “2031 Notes”). The 2031 Notes bear interest at a rate of 3.125% per annum and mature on June 10, 2031. Interest on the 2031 Notes is payable semi-annually in arrears on June 10 and December 10 of each year.
The 2031 Notes are fully and unconditionally guaranteed, jointly and severally, by the Blue Owl Operating Partnerships and certain of their respective subsidiaries. The guarantees are unsecured and unsubordinated obligations of the guarantors. All or a portion of the 2031 Notes may be redeemed at the Company’s option in whole, at any time, or in part, from time to time, prior to their stated maturity, subject to a make-whole redemption price; provided, however, that if the Company redeems any amounts on or after March 10, 2031, the redemption price for the 2031 Notes will be equal to 100% of the principal amount of the amounts redeemed, in each case, plus any accrued and unpaid interest. If a change of control repurchase event occurs, the 2031 Notes are subject to repurchase by the Company at a repurchase price in cash equal to 101% of the aggregate principal amount repurchased plus any accrued and unpaid interest. The 2031 Notes also provide for customary events of default and acceleration.
2051 Notes
On October 7, 2021, the Company, through its indirect subsidiary, Blue Owl Finance LLC, issued $350.0 million aggregate principal amount of 4.125% Senior Notes due 2051 (the “2051 Notes”). The 2051
Notes bear interest at a rate of 4.125% per annum and mature on October 7, 2051. Interest on the 2051 Notes is payable semi-annually in arrears on April 7 and October 7 of each year, commencing April 7, 2022.
The 2051 Notes are fully and unconditionally guaranteed, jointly and severally, by the Blue Owl Operating Partnerships and certain of their subsidiaries. The guarantees are unsecured and unsubordinated obligations of the guarantors. All or a portion of the 2051 Notes may be redeemed at the Company’s option in whole, at any time, or in part, from time to time, prior to their stated maturity, subject to a make-whole redemption price; provided, however, that if the Company redeems any amounts on or after April 7, 2051, the redemption price for the 2051 Notes will be equal to 100% of the principal amount of the amounts redeemed, in each case, plus any accrued and unpaid interest. If a change of control repurchase event occurs, the 2051 Notes are subject to repurchase by the Company at a repurchase price in cash equal to 101% of the aggregate principal amount repurchased plus any accrued and unpaid interest. The 2051 Notes also provide for customary events of default and acceleration. The 2031 Notes and the 2051 Notes are collectively referred to as the “Notes.”
Revolving Credit Facility
On December 7, 2021, the Company entered into a new credit facility (“Revolving Credit Facility”), which was supplemented on December 23, 2021, and provides the Company with up to $640.0 million of borrowing capacity and replaced the Company’s previously existing revolving credit facility. The Revolving Credit Facility matures on December 7, 2024. In February 2022, the Company increased the capacity of its Revolving Credit Facility to $715.0 million. Borrowings under the Revolving Credit Facility may only be used to finance working capital needs and general corporate purposes.
Borrowings under the Revolving Credit Facility bear interest at a rate per annum of (a) adjusted-term secured overnight financing rate (“SOFR”) plus a margin of 1.25% to 1.875%, or (b) the greater of (i) prime rate, (ii) New York Fed Bank Rate plus 0.50% and (iii) adjusted-term SOFR plus 1%, plus a margin of 0.25% to 0.875%. The Company is subject to an undrawn commitment fee rate of 0.15% to 0.40% of the daily amount of available revolving commitment. The Revolving Credit Facility contains customary events of defaults, as well as a financial covenant generally providing for a maximum net leverage ratio of 3.5 to 1. The net leverage ratio is generally calculated as the ratio of total consolidated debt less unrestricted cash and cash equivalents (up to $300.0 million) to the trailing
12-month
consolidated EBITDA (each as defined in the agreement).
Prior Revolving Credit Facilities
All prior revolving credit facilities were repaid and terminated prior to December 31, 2021. The Company recognized net losses on early retirement of debt in the amount of $1.5 million during the year ended December 31, 2021, as a result of the write-off
of deferred financing costs related to previously existing revolving credit facilities.
Term Loan
In June 2021, the Company prepaid the $250.0 million term loan agreement (the “Term Loan”) owed to a product managed by the Company with proceeds from the 2031 Notes. This prepayment resulted in a net loss on the retirement of debt of $15.8 million, which was inclusive of call protection premium and write-off
of deferred financing costs.